INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consists of the following:

	As of September 30,
	2024	2023
	US$	US$
Raw materials	$1,236,671	$3,060,274
Work in progress	510,803	39,658
Self-produced products	485,344	3,448,023
Purchased products -clean-energy equipment	935,644	1,198,758
Purchased products -digitalization and integration equipment	2,228,172	107,072
Compressed natural gas (“CNG”)	-	23,417
Total inventories	$5,396,634	$7,877,202